Purchase-leaseback Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Prepayment of Leases by Lessee by Selling Containers at Below-Market Prices to Company Recorded

The prepayment of the leases by the lessee by selling the containers at below-market prices to the company was recorded as follows:

Containers, net of accumulated depreciation	$36,131
Deferred revenue—operating lease contracts	(7,104)

Purchase price	$29,027